Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

The following represents a summary of the options granted to employees and non-employees that are outstanding at December 31, 2019 and changes during the period then ended:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value		Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	673,885	$19.82	$	―	8.2
Options granted	698,750	0.62		―	8.6
Options forfeited	(207,991)	27.50		―	―
Outstanding at December 31, 2019	1,164,644	6.93		―	8.4
Exercisable at December 31, 2019	481,883	$20.54	$	―	7.8

Schedule of Assumptions Used in Black-Scholes Option-Pricing Method

The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (adjusted for 1-for-10 reverse stock split):

	For the year ended December 31,
	2019	2018
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	46.33% - 69.38%	46.47% - 53.11%
Risk-free interest rate	1.47% - 2.60%	2.46% - 3.07%
Term of options	5 - 7	5 - 10
Stock price	$0.60 - $1.04	$1.85 - $3.40